Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Our board of directors has adopted a clawback policy, which provides that in the event we are required to prepare an accounting restatement due to noncompliance with any financial reporting requirements under the securities laws or otherwise erroneous data or we determine there has been a significant misconduct that causes financial or reputational harm, we shall recover a portion or all of any incentive compensation.